4. Financing Receivables (Details-Commercial loans) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Roll forward of commercial loans
Beginning balance	$ 4,045	$ 3,604
Additions	7,433	3,331
Payoffs/Sales	(3,394)	(2,992)
Change in builder deposit	(98)	(36)
Change in loan loss provision	(22)	0
New loan fees	(343)	(121)
Earned loan fees	476	259
Ending balance	$ 8,097	$ 4,045